QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2018

ITEM 1. SCHEDULE OF INVESTMENTS

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS - unaudited
March 31, 2018

	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 99.35%

EMERGING MARKETS - 3.79%
Vanguard FTSE Emerging Markets ETF	10,561	$496,156

GOVERNMENT - 7.11%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	10,169	930,972

INTERNATIONAL - 30.83%
iShares MSCI EAFE Growth ETF	16,154	1,298,297
iShares MSCI EAFE Value ETF	23,458	1,279,634
Vanguard FTSE Developed Markets ETF	32,995	1,460,029

		4,037,960

LARGE CAP - 50.68%
iShares Russell 1000 ETF	10,850	1,593,431
iShares Russell 1000 Growth ETF	7,704	1,048,437
iShares Russell 1000 Value ETF	8,776	1,052,769
SPDR Portfolio Large Cap ETF	52,830	1,634,560
SPDR S&P 500 ETF	4,971	1,308,119

		6,637,316

MID CAP - 4.63%
iShares Russell Mid-Cap Growth ETF	2,470	303,687
iShares Russell Mid-Cap Value ETF	3,503	302,764

		606,451

SMALL CAP - 2.31%
iShares Russell 2000 Growth ETF	797	151,884
iShares Russell 2000 Value ETF	1,233	150,278

		302,162

TOTAL EXCHANGE TRADED FUNDS - 99.35%		13,011,017

MONEY MARKET - 2.55%
Federated Government Obligations Fund, Institutional Class 1.55%*	333,637	333,637

TOTAL INVESTMENTS - 101.90%	101.90%	13,344,654
Liabilities, in excess of other assets - (1.90)%	-1.90%	(248,983)

NET ASSETS - 100.00%	100.00%	$13,095,671

*Effective 7 day yield as of March 31, 2018

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS - unaudited
March 31, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Exchange Traded Funds	$13,011,017	–	–	$13,011,017
Money Market	333,637	–	–	333,637

	$13,344,654	$ –	$ –	$13,344,654

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2018.

At March 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $13,357,301 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$100,468
Gross unrealized depreciation	(113,115)

Net unrealized depreciation	$(12,647)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By: /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David A. Bogaert
 David A. Bogaert
Principal Executive Officer
 Date: May 24, 2018

By:/s/ Karen Shupe
 Karen Shupe
 Principal Financial Officer
 Date: May 24, 2018